Summary of principal accounting policies - Property, equipment and software and Capitalized Software Development Cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of principal accounting policies
Software development cost capitalized	¥ 5,677	¥ 7,922	¥ 0
Property, plant and equipment estimated useful lives	three
Amortization expense for capitalized software costs	¥ 3,679	1,280	0
Unamortized amount of capitalized internal use software development costs	8,640	6,642
Power bank sales
Summary of principal accounting policies
Cost of revenues	¥ 12,465	¥ 27,956	¥ 31,856
Cabinets | Minimum
Summary of principal accounting policies
Property plant and equipment	4 years
Cabinets | Maximum
Summary of principal accounting policies
Property plant and equipment	5 years
Power banks
Summary of principal accounting policies
Property plant and equipment	3 years
Computer and electronic equipment
Summary of principal accounting policies
Property plant and equipment	3 years
Production tools
Summary of principal accounting policies
Property plant and equipment	5 years
Software
Summary of principal accounting policies
Property plant and equipment	10 years
Others | Minimum
Summary of principal accounting policies
Property plant and equipment	3 years
Others | Maximum
Summary of principal accounting policies
Property plant and equipment	5 years